Unaudited Condensed Financial Information of the Parent Company (Details)	12 Months Ended
Dec. 31, 2024
Unaudited Condensed Financial Information of the Parent Company [Abstract]
After tax profit percentage	10.00%
Accumulative reserves	50.00%
Restricted net assets	25.00%
Net assets percentage	25.00%